Common Stock Warrants	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Common Stock Warrants

Common Stock Warrants Granted (2018)

On December 15, 2018, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (842,000 shares); Mitchell Felder (842,000 shares), Heidi Carl (500,000 shares), John Borza (579,000 shares), Jay Rosen (52,500 shares), Patricio Reyes (500,000 shares) and John Pauly (52,500 shares). The exercise price of the foregoing warrants is nine cents ($0.09) per share. The warrants are exercisable over seven (7) years. The total fair value of the 3,368,000 common stock warrants using the Black-Scholes option-pricing model is $272,585, or $0.08093 per share, based on a volatility rate of 211%, a risk-free interest rate of 2.72% and an expected term of 3.5 years, and was expensed upon issuance.

On December 15, 2018, we also issued warrants to purchase a total of two hundred and eighty-eight thousand (288,000) shares of our common stock amongst four members of our Scientific Advisory Board. The exercise price of the foregoing warrants is nine cents ($0.09) per share. The warrants are exercisable over seven (7) years. The total fair value of the 288,000 common stock warrants using the Black-Scholes option-pricing model is $24,359, or $0.08458 per share, based on a volatility rate of 211%, a risk-free interest rate of 2.81% and an expected term of 7 years, and was expensed upon issuance.

Common Stock Warrants Granted (2017)

On December 22, 2017, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (34,000 shares); Mitchell Felder (34,000 shares), Heidi Carl (24,000 shares), John Borza (29,000 shares), Jay Rosen (4,000 shares), Patricio Reyes (16,000 shares) and John Pauly (8,000 shares). The exercise price of the foregoing warrants is one dollar and twenty-five cents ($1.25) per share. The warrants are exercisable over seven (7) years. The total fair value of the 149,000 common stock warrants using the Black-Scholes option-pricing model is $102,364, or $0.68699 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 3.5 years, and was expensed upon issuance.

On December 22, 2017, we also issued warrants to purchase a total of fourteen thousand (14,000) shares of our common stock amongst three members of our Scientific Advisory Board. The exercise price of the foregoing warrants is one dollar and twenty-five cents ($1.25) per share. The warrants are exercisable over seven (7) years. The total fair value of the 14,000 common stock warrants using the Black-Scholes option-pricing model is $9,617, or $0.68699 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 7 years, and was expensed upon issuance.

A total of $296,944 and $111,981 of warrants were amortized and expensed to professional fees as stock-based compensation during the years ended December 31, 2018 and 2017, respectively, including $272,585 and $102,364 during the years ended December 31, 2018 and 2017, respectively, related to warrants issued to related parties.

Exercise of Common Stock Warrants, Related Party (2018)

On November 5, 2018, the Company issued 12,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.0025 per share for total proceeds of $30.

Exercise of Common Stock Warrants, Related Party (2017)

On November 22, 2017, the Company issued 28,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.0025 per share for total proceeds of $70.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2018.

Shares Underlying
	Shares Underlying Warrants Outstanding			Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$1.25 – $362.50	3,901,760	6.85 years	$2.05	3,901,760	$2.05

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2018	2017

Average risk-free interest rates	2.73%	1.75%
Average expected life (in years)	3.78	9.22

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During the years ended December 31, 2018 and 2017 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.08122 per warrant granted during the year ended December 31, 2018.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2016	122,760	$61.0175
Warrants granted	163,000	1.25
Warrants exercised	(28,000)	(0.0025)
Balance, December 31, 2017	257,760	$29.85
Warrants granted	3,656,000	0.09
Warrants exercised	(12,000)	(0.0025)
Balance, December 31, 2018	3,901,760	$2.05

Exercisable, December 31, 2018	3,901,760	$2.05